Subsequent Events	9 Months Ended	11 Months Ended
	Dec. 31, 2021	Nov. 29, 2021
Subsequent Events

10.Subsequent Events

(a)	Series C Preferred Stock Dividends: On January 17, 2022, the Company paid a dividend on its Series C preferred stock, amounting to $100, to DSI.
(b)	Underwritten Public Offering: On January 12, 2022, the Company filed with the SEC a registration statement on Form F-1, which was declared effective on January 21, 2022. On January 25, 2022, the Company closed an underwritten public offering of 15,571,429 units at a price of $0.77 per unit, each unit consisting of one share of the Company’s common stock (or one pre-funded warrant in lieu of one share of the Company’s common stock) and one Class A warrant to purchase one share of the Company’s common stock. In particular, upon the closing of the offering, 13,071,429 shares of common stock, 2,500,000 prefunded warrants to purchase one share of common stock, and 15,571,429 Class A warrants to purchase one share of common stock were sold. In addition, certain selling stockholders affiliated with the Company (the “Selling Stockholders”) sold an aggregate of 628,571 shares of common stock in the offering. Each share of common stock sold by a Selling Stockholder was sold with one Class A warrant to purchase one share of common stock. In addition, the underwriter for the offering fully-exercised its option to purchase an additional 1,148,577 common shares from the Selling Stockholders and 1,281,423 common shares along with 2,430,000 Class A warrants from the Company. All prefunded warrants have been exercised and 14,474,000 Class A warrants remain available for exercise at an exercise price of $0.77 per share for up to an aggregate of the same number of shares of common stock on April 5, 2022. The Company did not receive any of the proceeds from the sale of common shares by the Selling Stockholders.
(c)	Receipt of Nasdaq Notice: On March 8, 2022, the Company received a written notification from Nasdaq indicating that because the closing bid price of the Company’s common shares for 30 consecutive business days, from January 21, 2022 to March 7, 2022, was below the minimum $1.00 per share bid price requirement for continued listing on the Nasdaq, the Company is not in compliance with Nasdaq Listing Rule 5550(a)(2). Pursuant to Nasdaq Listing Rule 5810(c)(3)(A), the applicable grace period to regain compliance is 180 days, or until September 5, 2022. The Company can cure this deficiency if the closing bid price of its common stock is $1.00 per share or higher for at least ten consecutive business days during the grace period. During this time, the Company's common stock will continue to be listed and trade on the Nasdaq.
(d)	Dividend declaration: On March 18, 2022, the Company’s Board of Directors declared a cash dividend on the Company’s common stock of $0.05 per share for the fourth quarter ended December 31, 2021. The cash dividend will be payable on or about April 11, 2022 to all common shareholders of the Company of record as of April 1, 2022.
(e)	Amendment to Company’s 2021 Equity Incentive Plan: On March 24, 2022, the Company's 2021 Equity Incentive Plan was amended and restated to, among other things, permit grants of Series C Preferred Shares thereunder, in an aggregate amount of up to 10,000 shares.
(f)	Uncertainties caused by the Russo-Ukrainian War: The recent outbreak of war between Russia and the Ukraine has disrupted supply chains and caused instability in the global economy, while the United States and the European Union, among other countries, announced sanctions against Russia, including sanctions targeting the Russian oil sector, among those a prohibition on the import of oil from Russia to the United States. The ongoing conflict could result in the imposition of further economic sanctions against Russia and the Company’s business may be adversely impacted. Currently, the Company’s charter contracts have not been affected by the events in Russia and Ukraine. However, it is possible that in the future third parties with whom the Company has or will have charter contracts may be impacted by such events. While in general much uncertainty remains regarding the global impact of the conflict in Ukraine, it is possible that such tensions could adversely affect the Company’s business, financial condition, results of operation and cash flows.

OceanPal Inc. Predecessors
Subsequent Events

9.Subsequent Events

(a) Contribution by Parent of the three ship-owning companies to OceanPal Inc.: On November 29, 2021, the spin-off transaction was materialized and the three ship-owning companies were contributed to the Company by the Parent. Following the spin-off consummation OceanPal Inc. and Diana Shipping are independent publicly traded companies with separate independent boards of directors.

(b) Uncertainties caused by the Russo-Ukrainian War: The recent outbreak of war between Russia and the Ukraine has disrupted supply chains and caused instability in the global economy, while the United States and the European Union, among other countries, announced sanctions against Russia, including sanctions targeting the Russian oil sector, among those a prohibition on the import of oil from Russia to the United States. The ongoing conflict could result in the imposition of further economic sanctions against Russia and the Company’s business may be adversely impacted.